EMPLOYEE AND DIRECTOR INCENTIVE PLANS - RSU Activity (FY) (Details) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Restricted Stock
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,245
Forfeited/Canceled (in shares) | shares	48
Vested (in shares) | shares	0
Ending balance (in shares) | shares	1,197
Vested at December 31, 2020 (in shares) | shares	0
Exercisable at December 31, 2020 (in shares) | shares	0
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average grant date fair value ($ per share) | $ / shares	$ 0
Granted, Weighted average grant date fair value ($ per share) | $ / shares	7.31
Forfeited, Weighted average grant date fair value ($ per share) | $ / shares	7.31
Vested, Weighted average grant date fair value ($ per share) | $ / shares	0
Ending balance, Weighted average grant date fair value ($ per share) | $ / shares	7.31
Vested at December 31, 2020, Weighted average grant date fair value ($ per share) | $ / shares	0
Exercisable at December 31, 2020, Weighted average grant date fair value ($ per share) | $ / shares	$ 0